Subsequent Event - Additional Information (Details) - Subsequent Event [Member] - SuprNation AB [Member] € in Millions, $ in Millions	Oct. 31, 2023 EUR (€)	Oct. 31, 2023 USD ($)	Oct. 27, 2023
Subsequent Event [Line Items]
Total cash consideration to acquire businesses	€ 34.3	$ 36.5
Foreign currency exchange rate			1.064